Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Corporate legal fees		$ 564	$ 138
Audit, tax and filing services		189	454
Interest accrued			138
Taxes and Delaware fees		96	450
Board fees		45
Consulting equity instruments		40
Sublicense fees		125	125
Other miscellaneous		13	10
Other accrued liabilities, Total	$ 1,349	$ 1,072	$ 1,315